Non-Financial Assets - Prepaid expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Non-Financial Assets
Prepayments for acquisition of fixed assets	€ 4,069	€ 8,113
Prepayments for multi-year supplier contracts	9,418	0
Insurance claim	374	372
Prepaid expenses	€ 16,241	€ 9,924